                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2010
                                      TO
               PROSPECTUSES DATED MAY 1, 2009 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated May 1, 2009 (as supplemented) for the Pioneer PRISM, Pioneer PRISM XC and Pioneer PRISM L variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (866) 547-3793 to request a free copy.

1.  THE ANNUITY CONTRACT AND DEATH BENEFIT

In "THE ANNUITY CONTRACT" section of the prospectus, replace the paragraph immediately above the "Market Timing" heading with the following:

   Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").

In the "DEATH BENEFIT" section, the paragraph above replaces last paragraph of the "Spousal Continuation" section.

2.  PURCHASE

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the lists of investment options in each Platform with the following:

   Platform 1
   Fixed Account
   BlackRock Money Market Portfolio
   PIMCO Inflation Protected Bond Portfolio
   Pioneer Bond VCT Portfolio

   Platform 2
   BlackRock High Yield Portfolio
   BlackRock Legacy Large Cap Growth Portfolio
   Legg Mason ClearBridge Variable Aggressive Growth Portfolio
   Legg Mason ClearBridge Equity Income Builder Portfolio
   MFS (R) Research International Portfolio
   MFS (R) Total Return Portfolio
   MFS (R) Value Portfolio
   Opppenheimer Capital Appreciation Portfolio
   Oppenheimer Global Equity Portfolio

   Pioneer Cullen Value VCT Portfolio
   Pioneer Equity Income VCT Portfolio
   Pioneer Fund VCT Portfolio
   Pioneer Ibbotson Growth Allocation VCT Portfolio
   Pioneer Ibbotson Moderate Allocation VCT Portfolio
   Pioneer Strategic Income Portfolio

   Platform 3
   Lazard Mid Cap Portfolio
   Neuberger Berman Mid Cap Value Portfolio
   Pioneer Mid Cap Value VCT Portfolio
   Morgan Stanley Mid Cap Growth Portfolio

   Platform 4
   Dreman Small Cap Value Portfolio
   Loomis Sayles Small Cap Core Portfolio
   Pioneer Emerging Markets VCT Portfolio
   Pioneer Real Estate Shares VCT Portfolio

3.  INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the sections titled "Legg Mason Partners Variable Equity Trust (Class II)" through "Pioneer Variable Contracts Trust - Pioneer Ibbotson Allocation Portfolios (Class II)" with the following:

   LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS II)

   Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class II portfolios are available under the contract:

       Legg Mason ClearBridge Variable Aggressive Growth Portfolio Legg Mason ClearBridge Variable Equity Income Builder Portfolio

   MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS E)

   Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class E portfolios are available under the contract:

       BlackRock High Yield Portfolio
       Dreman Small Cap Value Portfolio
       Lazard Mid Cap Portfolio
       MFS (R) Research International Portfolio
       Oppenheimer Capital Appreciation Portfolio
       PIMCO Inflation Protected Bond Portfolio
       Pioneer Strategic Income Portfolio (Class E)
       Morgan Stanley Mid Cap Growth Portfolio

   METROPOLITAN SERIES FUND, INC. (CLASS B, OR AS NOTED, CLASS A OR CLASS E)

   Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class A or Class E portfolios are available under the contract:

       BlackRock Legacy Large Cap Growth Portfolio (Class E)
       BlackRock Money Market Portfolio (Class A)
       Loomis Sayles Small Cap Core Portfolio
       MFS (R) Total Return Portfolio
       MFS (R) Value Portfolio
       Neuberger Berman Mid Cap Value Portfolio
       Oppenheimer Global Equity Portfolio

   PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

   Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. Pioneer Investment Management, Inc. has engaged subadvisers to provide advice for some of the individual portfolios. (See Appendix B for the names of the subadvisers.) The following Class II portfolios are available under the contract:

       Pioneer Bond VCT Portfolio
       Pioneer Cullen Value VCT Portfolio
       Pioneer Emerging Markets VCT Portfolio
       Pioneer Equity Income VCT Portfolio
       Pioneer Fund VCT Portfolio
       Pioneer Mid Cap Value VCT Portfolio
       Pioneer Real Estate Shares VCT Portfolio

   PIONEER VARIABLE CONTRACTS TRUST - PIONEER IBBOTSON ALLOCATION PORTFOLIOS (CLASS II)

   In addition to the portfolios listed above under Pioneer Variable Contracts Trust, the following Class II portfolios are available under the contract:

       Pioneer Ibbotson Growth Allocation VCT Portfolio
       Pioneer Ibbotson Moderate Allocation VCT Portfolio

In the second paragraph of the "Market Timing" section, replace the list of Monitored Portfolios with the following:

   the BlackRock High Yield Portfolio, Dreman Small Cap Value Portfolio, Loomis Sayles Small Cap Core Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Emerging Markets VCT Portfolio, and Pioneer Strategic Income Portfolio

In the "Dollar Cost Averaging Programs" section, add the following to the end of the first paragraph under "Standard Dollar Cost Averaging":

   However, transfers will be made on the 1st day of the following month for purchase payments or account value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.

In the "Dollar Cost Averaging Programs" section, replace the sentence at the end of the "Enhanced Dollar Cost Averaging Program (EDCA)" section with the following:

If you decide you no longer want to participate in the EDCA program, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise.

4.  LIVING BENEFITS

In the "LIVING BENEFITS" section, under "Description of the Lifetime Withdrawal Guarantee II - Termination of the Lifetime Withdrawal Guarantee II Rider," replace item (8) with the following:

   (8)The date you assign your contract (a pro rata portion of the rider charge will be assessed).

Add the following paragraph after item (8):

   Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

5.  FEDERAL INCOME TAX STATUS

In the "FEDERAL INCOME TAX STATUS" section, add the following after the third paragraph under the "Other Tax Issues" heading:

   You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution (RMD) for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

6.  OTHER INFORMATION

In the "OTHER INFORMATION" section, replace the first paragraph under the "Distributor" heading with the following:

   We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

7.  APPENDIX A

At the end of Appendix A, add the following information about changes to certain Investment Portfolios.

   Certain Investment Portfolios were subject to a substitution or name change. The information below identifies the former name and new name of each of these Investment Portfolios, and where applicable, the former name and new name of the trust of which the Investment Portfolio is a part.

   INVESTMENT PORTFOLIO SUBSTITUTION
   Pioneer Variable Contracts Trust: Pioneer High Yield VCT Portfolio (Class
   II) was replaced by Met Investors Series Trust: BlackRock High Yield Portfolio (Class B).

   INVESTMENT PORTFOLIO NAME CHANGES
   Legg Mason Partners Variable Equity Trust: Legg Mason Partners Variable Aggressive Growth Portfolio changed its name to Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Aggressive Growth Portfolio.

   Legg Mason Partners Variable Equity Trust: Legg Mason Partners Variable Capital and Income Portfolio changed its name to Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Equity Income Builder Portfolio.

   Met Investors Series Trust: Van Kampen Mid Cap Growth Portfolio changed its name to Met Investors Series Trust: Morgan Stanley Mid Cap Growth Portfolio.

8.  INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

9.  APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

             5 Park Plaza, Suite 1900     Telephone: 866-547-3793
             Irvine, CA 92614

INVESTMENT PORTFOLIO EXPENSE TABLE

The next table shows the minimum and maximum total operating expenses charged by the investment portfolios that you may pay periodically during the time that you own the contract. Certain investment portfolios may impose a redemption fee in the future. More detail concerning each investment portfolio's fees and expenses is contained in the prospectuses for the investment portfolios and in the following tables.

                                                                       Minimum Maximum
Total Annual Portfolio Expenses (expenses that are deducted from investment portfolio assets, including management fees, 12b-1/service
fees, and other expenses)                                               0.34%   1.69%

For information concerning compensation paid for the sale of the contracts, see "Other Information - Distributor."

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                 ACQUIRED    TOTAL   CONTRACTUAL NET TOTAL
                                                                                 FUND FEES  ANNUAL     EXPENSE    ANNUAL
                                               MANAGEMENT 12B-1/SERVICE  OTHER      AND    PORTFOLIO SUBSIDY OR  PORTFOLIO
                                                  FEES        FEES      EXPENSES EXPENSES* EXPENSES   DEFERRAL   EXPENSES
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Legg Mason ClearBridge Variable Aggressive
 Growth Portfolio                                 0.75%       0.25%       0.09%    0.00%     1.09%      0.00%      1.09%/1/
Legg Mason ClearBridge Variable Equity Income
 Builder Portfolio                                0.75%       0.25%       0.10%    0.00%     1.10%      0.00%      1.10%
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio                    0.60%       0.25%       0.07%    0.00%     0.92%      0.00%      0.92%
Dreman Small Cap Value Portfolio                  0.79%       0.25%       0.10%    0.00%     1.14%      0.00%      1.14%
Lazard Mid Cap Portfolio                          0.70%       0.25%       0.04%    0.00%     0.99%      0.00%      0.99%
MFS(R) Research International Portfolio           0.71%       0.25%       0.10%    0.00%     1.06%      0.00%      1.06%
Morgan Stanley Mid Cap Growth Portfolio           0.70%       0.25%       0.20%    0.00%     1.15%      0.00%      1.15%
Oppenheimer Capital Appreciation Portfolio        0.60%       0.25%       0.07%    0.00%     0.92%      0.00%      0.92%
PIMCO Inflation Protected Bond Portfolio          0.48%       0.25%       0.05%    0.00%     0.78%      0.00%      0.78%
Pioneer Strategic Income Portfolio                0.60%       0.15%       0.06%    0.00%     0.81%      0.00%      0.81%
METROPOLITAN SERIES FUND, INC.
BlackRock Legacy Large Cap Growth Portfolio       0.73%       0.15%       0.10%    0.00%     0.98%      0.01%      0.97%/2/
BlackRock Money Market Portfolio                  0.32%       0.00%       0.02%    0.00%     0.34%      0.01%      0.33%/3/
Loomis Sayles Small Cap Core Portfolio            0.90%       0.25%       0.09%    0.00%     1.24%      0.05%      1.19%/4/
MFS(R) Total Return Portfolio                     0.54%       0.25%       0.06%    0.00%     0.85%      0.00%      0.85%
MFS(R) VALUE PORTFOLIO                            0.71%       0.25%       0.03%    0.00%     0.99%      0.08%      0.91%/5/
Neuberger Berman Mid Cap Value Portfolio          0.65%       0.25%       0.07%    0.00%     0.97%      0.00%      0.97%
Oppenheimer Global Equity Portfolio               0.53%       0.25%       0.11%    0.00%     0.89%      0.00%      0.89%
PIONEER VARIABLE CONTRACTS TRUST
Pioneer Bond VCT Portfolio                        0.50%       0.25%       0.26%    0.00%     1.01%      0.14%      0.87%/6/
Pioneer Cullen Value VCT Portfolio                0.70%       0.25%       0.25%    0.00%     1.20%      0.20%      1.00%/7/
Pioneer Emerging Markets VCT Portfolio            1.15%       0.25%       0.29%    0.00%     1.69%      0.00%      1.69%
Pioneer Equity Income VCT Portfolio               0.65%       0.25%       0.11%    0.00%     1.01%      0.00%      1.01%
Pioneer Fund VCT Portfolio                        0.65%       0.25%       0.09%    0.00%     0.99%      0.00%      0.99%
Pioneer Mid Cap Value VCT Portfolio               0.65%       0.25%       0.10%    0.00%     1.00%      0.00%      1.00%
Pioneer Real Estate Shares VCT Portfolio          0.80%       0.25%       0.28%    0.00%     1.33%      0.00%      1.33%

                                                                                    ACQUIRED    TOTAL   CONTRACTUAL NET TOTAL
                                                                                    FUND FEES  ANNUAL     EXPENSE    ANNUAL
                                                  MANAGEMENT 12B-1/SERVICE  OTHER      AND    PORTFOLIO SUBSIDY OR  PORTFOLIO
                                                     FEES        FEES      EXPENSES EXPENSES* EXPENSES   DEFERRAL   EXPENSES
PIONEER VARIABLE CONTRACTS TRUST --
PIONEER IBBOTSON ALLOCATION PORTFOLIOS
Pioneer Ibbotson Growth Allocation VCT Portfolio     0.17%       0.25%       0.09%    0.86%     1.37%      0.03%      1.34%/8/
Pioneer Ibbotson Moderate Allocation VCT
 Portfolio                                           0.17%       0.25%       0.11%    0.82%     1.35%      0.05%      1.30%/8/

--------
The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2010, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2011 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2009.

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
/1/ Other Expenses have been restated to reflect current fees.
/2/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.
/3/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.
/4/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.85% for the first $500 million of the Portfolio's average daily net assets and 0.80% for amounts over $500 million. /5/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets and 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.
/6/ Under a contractual expense limitation in effect through May 1, 2011, Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.62% of the average daily net assets attributable to Class I shares. Expenses of Class II shares will be reduced only to the extent Portfolio-wide expenses are reduced for Class I shares.
/7/ Under a contractual expense limitation in effect through May 1, 2011, Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.00% of the average daily net assets attributable to Class II shares.
/8/ The Portfolio is a "fund of funds" that invests in underlying funds that are managed by Pioneer and in underlying funds that are not managed by Pioneer. As an investor in the underlying funds, the Portfolio will bear its pro rata portion of the operating expenses of the underlying funds, including the management fee. The management fee payable by the Portfolio is equal to 0.13% of average daily net assets attributable to the Portfolio's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer. Under a contractual expense limitation in effect through May 1, 2011, Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other direct ordinary operating expenses to the extent required to reduce Class II expenses, other than underlying fund fees and expenses, to 0.48% of the average daily net assets.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

           Funding Option                         Investment Objective                Investment Adviser/Subadviser
           --------------              ------------------------------------------- ------------------------------------
LEGG MASON PARTNERS VARIABLE
EQUITY TRUST -- CLASS II
   Legg Mason ClearBridge Variable     Seeks capital appreciation.                 Legg Mason Partners Fund Advisor,
     Aggressive Growth Portfolio                                                   LLC
                                                                                   Subadviser: ClearBridge Advisors,
                                                                                   LLC
   Legg Mason ClearBridge Variable     Seeks a high level of current income.       Legg Mason Partners Fund Advisor,
     Equity Income Builder Portfolio   Long-term capital appreciation is a         LLC
                                       secondary objective.                        Subadviser: ClearBridge Advisors,
                                                                                   LLC
MET INVESTORS SERIES TRUST
   BlackRock High Yield Portfolio      Seeks to maximize total return, consistent  MetLife Advisers, LLC
     -- Class B                        with income generation and prudent          Subadviser: BlackRock Financial
                                       investment management.                      Management, Inc.
   Dreman Small Cap Value              Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio -- Class B                                                          Subadviser: Dreman Value
                                                                                   Management, LLC
   Lazard Mid Cap Portfolio --         Seeks long-term growth of capital.          MetLife Advisers, LLC
     Class B                                                                       Subadviser: Lazard Asset
                                                                                   Management LLC
   MFS(R) Research International       Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio -- Class B                                                          Subadviser: Massachusetts Financial
                                                                                   Services Company
   Morgan Stanley Mid Cap Growth       Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio -- Class B                                                          Subadviser: Morgan Stanley
                                                                                   Investment Management Inc.
   Oppenheimer Capital                 Seeks capital appreciation.                 MetLife Advisers, LLC
     Appreciation Portfolio --                                                     Subadviser: OppenheimerFunds, Inc.
     Class B
   PIMCO Inflation Protected Bond      Seeks maximum real return, consistent       MetLife Advisers, LLC
     Portfolio -- Class B              with preservation of capital and prudent    Subadviser: Pacific Investment
                                       investment management.                      Management Company LLC
   Pioneer Strategic Income            Seeks a high level of current income.       MetLife Advisers, LLC
     Portfolio -- Class E                                                          Subadviser: Pioneer Investment
                                                                                   Management, Inc.
METROPOLITAN SERIES FUND, INC.
   BlackRock Legacy Large Cap          Seeks long-term growth of capital.          MetLife Advisers, LLC
     Growth Portfolio -- Class E                                                   Subadviser: BlackRock Advisors, LLC
   BlackRock Money Market              Seeks a high level of current income        MetLife Advisers, LLC
     Portfolio -- Class A              consistent with preservation of capital.    Subadviser: BlackRock Advisors, LLC
   Loomis Sayles Small Cap Core        Seeks long-term capital growth from         MetLife Advisers, LLC
     Portfolio -- Class B              investments in common stocks or other       Subadviser: Loomis, Sayles &
                                       equity securities.                          Company, L.P.
   MFS(R) Total Return Portfolio --    Seeks a favorable total return through      MetLife Advisers, LLC
     Class B                           investment in a diversified portfolio.      Subadviser: Massachusetts Financial
                                                                                   Services Company

           Funding Option                            Investment Objective                Investment Adviser/Subadviser
           --------------              ------------------------------------------------- -----------------------------
   MFS(R) Value Portfolio -- Class B   Seeks capital appreciation.                       MetLife Advisers, LLC
                                                                                         Subadviser: Massachusetts
                                                                                         Financial Services Company
   Neuberger Berman Mid Cap            Seeks capital growth.                             MetLife Advisers, LLC
     Value Portfolio -- Class B                                                          Subadviser: Neuberger Berman
                                                                                         Management LLC
   Oppenheimer Global Equity           Seeks capital appreciation.                       MetLife Advisers, LLC
     Portfolio -- Class B                                                                Subadviser:
                                                                                         OppenheimerFunds, Inc.
PIONEER VARIABLE CONTRACTS TRUST
-- CLASS II
   Pioneer Bond VCT Portfolio          Seeks current income from an investment grade     Pioneer Investment
                                       portfolio with due regard to preservation of      Management, Inc.
                                       capital and prudent investment risk.
   Pioneer Cullen Value VCT            Seeks capital appreciation, with current income   Pioneer Investment
     Portfolio                         as a secondary objective.                         Management, Inc.
                                                                                         Subadviser: Cullen Capital
                                                                                         Management, Inc.
   Pioneer Emerging Markets VCT        Seeks long-term growth of capital.                Pioneer Investment
     Portfolio                                                                           Management, Inc.
   Pioneer Equity Income VCT           Seeks current income and long-term growth of      Pioneer Investment
     Portfolio                         capital from a portfolio consisting primarily of  Management, Inc.
                                       income-producing equity securities of U.S.
                                       corporations.
   Pioneer Fund VCT Portfolio          Seeks reasonable income and capital growth.       Pioneer Investment
                                                                                         Management, Inc.
   Pioneer Mid Cap Value VCT           Seeks capital appreciation by investing in a      Pioneer Investment
     Portfolio                         diversified portfolio of securities consisting    Management, Inc.
                                       primarily of common stocks.
   Pioneer Real Estate Shares VCT      Seeks long-term growth of capital. Current        Pioneer Investment
     Portfolio                         income is the portfolio's secondary investment    Management, Inc.
                                       objective.                                        Subadviser: AEW Capital
                                                                                         Management, L.P.
PIONEER VARIABLE CONTRACTS TRUST
-- CLASS II
   Pioneer Ibbotson Growth             Seeks long-term capital growth and current        Pioneer Investment
     Allocation VCT Portfolio          income.                                           Management, Inc.
                                                                                         Subadviser: Ibbotson
                                                                                         Associates, LLC
   Pioneer Ibbotson Moderate           Seeks long-term capital growth and current        Pioneer Investment
     Allocation VCT Portfolio          income.                                           Management, Inc.
                                                                                         Subadviser: Ibbotson
                                                                                         Associates, LLC

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